Debt (Receivables Facility) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Securitized accounts receivable	$ 1,070.0	$ 723.1
Short-term borrowings	330.7	439.8
Receivables Facility
Short-term Debt [Line Items]
Accounts receivable securitization facility maximum borrowing capacity	400
Short-term borrowings	$ 325.0	$ 374.0
Interest rate on borrowings	0.93%	0.93%